1. Description of Business and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		60 Months Ended	174 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Dec. 31, 2016	Apr. 30, 2014
State of incorporation			Nevada
Date of incorporation			Jul. 01, 2002
Net loss	$ (723,492)	$ (697,940)	$ (3,059,843)	$ (3,236,320)	$ (855,886)	$ (6,939,490)	$ (43,241,867)	$ (40,188,414)
UPT Minority Owner [Member]
Equity method investment ownership percentage									95.00%
Minority interest percentage	5.00%		5.00%				5.00%		5.00%